UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-8606

                             Scudder Pathway Series
                             ----------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  08/31
                          -----

Date of reporting period: 5/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Pathway Series - Pathway Growth Portfolio
Investment Portfolio as of May 31, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------------------

                                                                                       Shares              Value ($)
                                                                                ------------------------------------
Equity Funds 78.5%
Scudder Blue Chip Fund "Institutional"                                              1,785,170            34,168,161
Scudder Capital Growth Fund "Institutional"                                             2,423               106,277
Scudder Emerging Markets Fund "S"                                                      36,465               658,186
Scudder Equity 500 Index Fund "Institutional"                                         561,471            75,933,403
Scudder Global Fund "S"                                                                   346                 9,231
Scudder Greater Europe Fund "Institutional"                                           304,026             8,166,147
Scudder Growth and Income Fund "Institutional"                                      1,118,478            24,047,272
Scudder International Equity Fund "Institutional"                                     291,904             3,281,002
Scudder International Fund "Institutional"                                             76,904             3,317,644
Scudder International Select Equity Fund "Premier"                                    354,438             6,744,948
Scudder Japanese Equity Fund "S"                                                      324,085             3,030,191
Scudder Large Cap Value Fund "Institutional"                                          564,436            12,490,970
Scudder Large Company Growth Fund "Institutional"                                     744,695            17,656,718
Scudder Micro Cap Fund "Institutional"                                                 22,708               470,504
Scudder RREEF Real Estate Securities Fund "Institutional"                             264,387             5,398,782
Scudder Small Cap Growth Fund "Institutional"                                          99,351             2,375,484
Scudder Small Company Stock Fund "S"                                                  397,338             9,790,417
Scudder Small Company Value Fund "S"                                                  173,282             4,514,005
Scudder-Dreman High Return Equity Fund "I"                                             30,998             1,334,157
Scudder-Dreman Small Cap Value Fund "I"                                                15,024               500,885
                                                                                                        -----------
Total Equity Funds (Cost $189,471,902)                                                                  213,994,384



Fixed Income Funds 18.4%
Scudder Emerging Markets Income Fund "S"                                                1,482                16,331
Scudder Fixed Income Fund "Institutional"                                           4,311,665            47,514,544
Scudder GNMA Fund "S"                                                                     983                14,826
Scudder High Income Plus Fund "Premier"                                               354,735             2,688,895
Scudder Income Fund "Institutional"                                                     1,650                21,418
                                                                                                        -----------
Total Fixed Income Funds (Cost $49,573,690)                                                              50,256,014



Money Market Funds 3.1%
Scudder Cash Investment Trust "S"                                                   2,006,823             2,006,822
Scudder Money Market Series "Institutional"                                         6,400,557             6,400,557
                                                                                                        -----------
Total Money Market Funds (Cost $8,407,379)                                                                8,407,379




                                                                                        % of
                                                                                     Net Assets           Value ($)
                                                                                     ----------           ---------

Total Investment Portfolio  (Cost $247,452,971)                                         100.0           272,657,777
Other Assets and Liabilities, Net                                                         0.0               -58,097
                                                                                                        -----------
Net Assets                                                                              100.0           272,599,680
                                                                                                        ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Pathway Growth Portfolio, a series of
                                    Scudder Pathway Series


By:                                 /s/Julian Sluyters
                                    ------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               July 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Pathway Growth Portfolio, a series of
                                    Scudder Pathway Series


By:                                 /s/Julian Sluyters
                                    ------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               July 22, 2005



By:                                 /s/Paul Schubert
                                    ------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               July 22, 2005